1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security	Shares	Value
Common Stocks ― 97.9%
Capital Markets ― 6.4%
Ameriprise Financial Inc.	18,425	$5,534,133
CME Group Inc.	20,000	4,757,200
Goldman Sachs Group Inc./The	9,300	3,069,930
Total Capital Markets		13,361,263

Commercial Banks ― 52.0%
Bank of America Corp.	271,000	11,170,620
Banner Corp.	80,142	4,690,711
BOK Financial Corp.	8,314	781,100
Coastal Financial Corp./WA*	75,000	3,431,250
Columbia Banking System Inc.	68,805	2,220,337
Comerica Inc.	12,000	1,085,160
Farmers & Merchants Bank of Long Beach	200	1,640,000
Fifth Third Bancorp	88,400	3,804,736
First Financial Bancorp	57,000	1,313,850
First Foundation Inc.	133,000	3,230,570
First Republic Bank/CA	22,000	3,566,200
First Western Financial Inc.*	77,000	2,407,020
Glacier Bancorp Inc.	54,362	2,733,322
HBT Financial Inc.	60,000	1,090,800
Heritage Financial Corp.	128,000	3,207,680
Huntington Bancshares Inc./OH	86,024	1,257,671
JPMorgan Chase & Co.	68,600	9,351,552
Pacific Premier Bancorp Inc.	96,263	3,402,897
PNC Financial Services Group Inc.	18,000	3,320,100
QCR Holdings Inc.	80,300	4,544,177
SmartFinancial Inc.	61,000	1,560,380
South State Corp.	47,309	3,859,941
Stock Yards Bancorp Inc.	70,000	3,703,000
SVB Financial Group*	12,900	7,216,905
Truist Financial Corp.	96,905	5,494,514
U.S. Bancorp	94,000	4,996,100
Univest Corp. of Pennsylvania	55,126	1,475,172
Webster Financial Corp.	129,999	7,295,544
Western Alliance Bancorp	52,000	4,306,640
Total Commercial Banks		108,157,949

Diversified Financial Services ― 9.6%
Alerus Financial Corp.	65,000	1,796,600
Charles Schwab Corp.	116,000	9,779,960
Intercontinental Exchange Inc.	33,000	4,359,960
Voya Financial Inc.	60,000	3,981,000
Total Diversified Financial Services		19,917,520

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Security	Shares	Value
Insurance ― 14.1%
American Financial Group Inc.	22,650	$3,298,293
Brown & Brown Inc.	64,000	4,625,280
Chubb Limited	46,800	10,010,520
Hanover Insurance Group Inc.	32,000	4,784,640
Marsh & McLennan Cos. Inc.	27,500	4,686,550
RenaissanceRe Holdings Ltd	12,000	1,902,120
Total Insurance		29,307,403

IT Services ― 11.0%
Black Knight Inc.*	32,000	1,855,680
Fidelity National Information Services Inc.	24,787	2,489,110
Fiserv Inc.*	34,680	3,516,552
Global Payments Inc.	24,199	3,311,391
I3 Verticals Inc., Class A*	82,480	2,297,893
PayPal Holdings Inc.*	11,700	1,353,105
Visa Inc., Class A	36,000	7,983,720
Total IT Services		22,807,451

Professional Services ― 0.6%
Verisk Analytics Inc., Class A	5,500	1,180,465
Total Professional Services		1,180,465

Real Estate Investment Trusts (REITs) ― 1.6%
Crown Castle International Corp.	8,000	1,476,800
Prologis Inc.	12,000	1,937,760
Total Real Estate Investment Trusts (REITs)		3,414,560

Thrifts & Mortgage Finance ― 2.6%
Bridgewater Bancshares Inc.*	143,000	2,385,240
Territorial Bancorp Inc.	11,107	266,568
WSFS Financial Corp.	56,803	2,648,156
Total Thrifts & Mortgage Finance		5,299,964

Total Common Stocks (Cost ― $104,169,390)		203,446,575

Short Term Investment ― 2.1%
Fidelity Investments Money Market - Government Portfolio - Class I - 0.12% (a)	4,390,978	$4,390,978
Total Short Term Investment (Cost ― $4,390,978)		4,390,978

Total Investments ― 100.0% (Cost ― $108,560,368)		207,837,553
Other Assets in Excess of Liabilities ― 0.0%		48,787
Total Net Assets ― 100.0%		$207,886,340

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$203,446,575	$-	$-	$203,446,575
Total long-term investments	203,446,575	-	-	203,446,575
Short-term investments	4,390,978	-	-	4,390,978
Total investments	$207,837,553	$-	$-	$207,837,553

* See Schedule of Investments for additional detailed categorizations.